Supplement to the
Strategic Advisers® Multi-Manager
Target Date Funds
May 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Strategic Advisers® Multi-Manager Target Date Funds are comprised of multiple classes of shares. References to each fund are deemed to include class where applicable.

Strategic Advisers may modify the target asset allocation strategy for the Strategic Advisers Multi-Manager Target Date Funds and modify the selection of underlying funds for any Strategic Advisers Multi-Manager Target Date Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Strategic Advisers Multi-Manager Target Date Funds took effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, Strategic Advisers replaced the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Strategic Advisers Multi-Manager Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.12%
Acquired fund fees and expensesA	0.57%
Total annual fund operating expenses	0.69%
Fee waiver and/or expense reimbursement B	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.67%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 68
3 years	$ 218

Principal Investment Strategies

  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying funds according to a stable target asset allocation of approximately:

The following information supplements similar information for Strategic Advisers Multi-Manager Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Brett Sumsion (co-manager) has managed the fund since January 2014.

OLF-14-02  January 17, 2014
1.9584471.103

The following information replaces similar information for Strategic Advisers Multi-Manager 2005 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.11%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expenses	0.77%
Fee waiver and/or expense reimbursement B	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 78
3 years	$ 245

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Strategic Advisers Multi-Manager 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2010 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.12%
Acquired fund fees and expensesA	0.71%
Total annual fund operating expenses	0.83%
Fee waiver and/or expense reimbursement B	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.81%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 83
3 years	$ 263

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Strategic Advisers Multi-Manager 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 10.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2015 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.20%
Acquired fund fees and expensesA	0.76%
Total annual fund operating expenses	0.96%
Fee waiver and/or expense reimbursementB	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.86%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 88
3 years	$ 294

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Strategic Advisers Multi-Manager 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2020 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.20%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expenses	0.99%
Fee waiver and/or expense reimbursement B	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 91
3 years	$ 304

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Strategic Advisers Multi-Manager 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2025 Fund found in the "Fund Summary" section beginning on page 18 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.21%
Acquired fund fees and expensesA	0.84%
Total annual fund operating expenses	1.05%
Fee waiver and/or expense reimbursement B	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 96
3 years	$ 321

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Strategic Advisers Multi-Manager 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2030 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.20%
Acquired fund fees and expensesA	0.90%
Total annual fund operating expenses	1.10%
Fee waiver and/or expense reimbursement B	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 102
3 years	$ 338

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Strategic Advisers Multi-Manager 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 22.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2035 Fund found in the "Fund Summary" section beginning on page 24 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.21%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.14%
Fee waiver and/or expense reimbursement B	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 349

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Strategic Advisers Multi-Manager 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2040 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.22%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.15%
Fee waiver and/or expense reimbursement B	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 351

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Strategic Advisers Multi-Manager 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 28.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2045 Fund found in the "Fund Summary" section beginning on page 30 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.21%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.14%
Fee waiver and/or expense reimbursement B	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 349

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Strategic Advisers Multi-Manager 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 31.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2050 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.21%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.14%
Fee waiver and/or expense reimbursement B	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 349

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Strategic Advisers Multi-Manager 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 34.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2055 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.14%
Acquired fund fees and expensesA	0.93%
Total annual fund operating expenses	1.07%
Fee waiver and/or expense reimbursement B	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%

A Based on estimated amounts for the current fiscal year.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes (other than excise taxes), brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through May 31, 2014. Strategic Advisers may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 105
3 years	$ 336

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Strategic Advisers Multi-Manager 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 37.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 39.

Strategic Advisers allocates the assets of each Strategic Advisers Multi-Manager Target Date Fund (Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, and Strategic Advisers Multi-Manager 2055 Fund) among underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Strategic Advisers Multi-Manager 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Strategic Advisers Multi-Manager 2005 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate Strategic Advisers Multi-Manager Target Date Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 2003	Strategic Advisers Multi-Manager Income Fund
2003 - 2007	Strategic Advisers Multi-Manager 2005 Fund
2008 - 2012	Strategic Advisers Multi-Manager 2010 Fund
2013 - 2017	Strategic Advisers Multi-Manager 2015 Fund
2018 - 2022	Strategic Advisers Multi-Manager 2020 Fund
2023 - 2027	Strategic Advisers Multi-Manager 2025 Fund
2028 - 2032	Strategic Advisers Multi-Manager 2030 Fund
2033 - 2037	Strategic Advisers Multi-Manager 2035 Fund
2038 - 2042	Strategic Advisers Multi-Manager 2040 Fund
2043 - 2047	Strategic Advisers Multi-Manager 2045 Fund
2048 - 2052	Strategic Advisers Multi-Manager 2050 Fund
2053 - 2057	Strategic Advisers Multi-Manager 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" beginning on page 40.

The following chart illustrates how each Strategic Advisers Multi-Manager Target Date Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Strategic Advisers Multi-Manager Target Date Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Strategic Advisers Multi-Manager Target Date Fund with a target retirement date matches Strategic Advisers Multi-Manager Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Strategic Advisers Multi-Manager Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Strategic Advisers Multi-Manager Income Fund.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Features and Policies" on page 58.

Combination with Strategic Advisers Multi-Manager Income Fund. Each Strategic Advisers Multi-Manager Fund may be combined with Strategic Advisers Multi-Manager Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Strategic Advisers Multi-Manager Fund of the combination and any tax consequences.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 59.

Each Strategic Advisers Multi-Manager Fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 61.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

Supplement to the
Strategic Advisers® Multi-Manager Target Date Funds
Class L and Class N
December 2, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Strategic Advisers Multi-Manager Target Date Funds and modify the selection of underlying funds for any Strategic Advisers Multi-Manager Target Date Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Strategic Advisers Multi-Manager Target Date Funds took effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, Strategic Advisers replaced the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Strategic Advisers Multi-Manager Income Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.

The following information supplements similar information for Strategic Advisers Multi-Manager Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2005 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 6.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Strategic Advisers Multi-Manager 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2010 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 9.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Strategic Advisers Multi-Manager 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 10.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2015 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 12.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Strategic Advisers Multi-Manager 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Brett Sumsion (co-manager) has managed the fund since January 2014.

OLF-L-OLF-N-14-01  January 17, 2014
1.9586099.100

The following information replaces similar information for Strategic Advisers Multi-Manager 2020 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 15.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Strategic Advisers Multi-Manager 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2025 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 18.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Strategic Advisers Multi-Manager 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2030 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 21.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Strategic Advisers Multi-Manager 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 22.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2035 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 24.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Strategic Advisers Multi-Manager 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2040 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 27.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Strategic Advisers Multi-Manager 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 28.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2045 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 30.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Strategic Advisers Multi-Manager 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 31.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2050 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 33.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Strategic Advisers Multi-Manager 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 34.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Strategic Advisers Multi-Manager 2055 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 36.

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Strategic Advisers Multi-Manager 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 37.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 39.

The Adviser allocates the assets of each fund (Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, and Strategic Advisers Multi-Manager 2055 Fund) among underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Strategic Advisers Multi-Manager 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Strategic Advisers Multi-Manager 2005 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 2003	Strategic Advisers Multi-Manager Income Fund
2003 - 2007	Strategic Advisers Multi-Manager 2005 Fund
2008 - 2012	Strategic Advisers Multi-Manager 2010 Fund
2013 - 2017	Strategic Advisers Multi-Manager 2015 Fund
2018 - 2022	Strategic Advisers Multi-Manager 2020 Fund
2023 - 2027	Strategic Advisers Multi-Manager 2025 Fund
2028 - 2032	Strategic Advisers Multi-Manager 2030 Fund
2033 - 2037	Strategic Advisers Multi-Manager 2035 Fund
2038 - 2042	Strategic Advisers Multi-Manager 2040 Fund
2043 - 2047	Strategic Advisers Multi-Manager 2045 Fund
2048 - 2052	Strategic Advisers Multi-Manager 2050 Fund
2053 - 2057	Strategic Advisers Multi-Manager 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 41.

When the target asset allocation of a fund with a target retirement date matches Strategic Advisers Multi-Manager Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Strategic Advisers Multi-Manager Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Strategic Advisers Multi-Manager Income Fund.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 58.

Each fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 59.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.